Columbia Variable Portfolio – Select Small Cap Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 8.1%
Automobile Components 1.5%
Visteon Corp.	18,956	1,727,081
Hotels, Restaurants & Leisure 2.5%
Six Flags Entertainment Corp.(a)	35,148	623,877
Texas Roadhouse, Inc.	13,153	2,172,086
Total		2,795,963
Household Durables 1.6%
KB Home	33,639	1,740,818
Textiles, Apparel & Luxury Goods 2.5%
Kontoor Brands, Inc.	39,388	2,768,583
Total Consumer Discretionary		9,032,445
Consumer Staples 3.5%
Beverages 1.8%
Primo Brands Corp., Class A	105,391	1,984,512
Food Products 1.7%
Nomad Foods Ltd.	113,659	1,092,263
Utz Brands, Inc.	104,015	823,799
Total		1,916,062
Total Consumer Staples		3,900,574
Energy 7.1%
Energy Equipment & Services 1.8%
Patterson-UTI Energy, Inc.	188,959	2,046,426
Oil, Gas & Consumable Fuels 5.3%
Murphy Oil Corp.	47,384	1,954,590
PBF Energy, Inc., Class A	52,123	2,482,097
SM Energy Co.	47,384	1,477,433
Total		5,914,120
Total Energy		7,960,546
Financials 26.1%
Banks 17.1%
Atlantic Union Bankshares Corp.	72,626	2,595,653
Axos Financial, Inc.(a)	39,272	3,341,654
Columbia Banking System, Inc.	89,848	2,464,531
OceanFirst Financial Corp.	84,388	1,522,359
Popular, Inc.	25,635	3,439,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	65,340	1,979,149
Stock Yards Bancorp, Inc.	42,407	2,811,160
Triumph Financial, Inc.(a)	16,847	1,005,092
Total		19,159,046
Capital Markets 1.4%
Lazard, Inc.	36,745	1,560,928
Financial Services 1.6%
Radian Group, Inc.	52,552	1,738,420
Insurance 6.0%
CNO Financial Group, Inc.	61,990	2,545,310
Hanover Insurance Group, Inc. (The)	10,704	1,855,538
Kemper Corp.	28,809	880,403
Skyward Specialty Insurance Group, Inc.(a)	33,826	1,477,520
Total		6,758,771
Total Financials		29,217,165
Health Care 9.4%
Biotechnology 2.3%
Cytokinetics, Inc.(a)	18,588	1,225,135
Syndax Pharmaceuticals, Inc.(a)	56,264	1,314,327
Total		2,539,462
Health Care Equipment & Supplies 3.6%
CONMED Corp.	20,557	726,896
Integer Holdings Corp.(a)	9,477	833,976
LivaNova PLC(a)	39,229	2,493,395
Total		4,054,267
Health Care Providers & Services 1.8%
Tenet Healthcare Corp.(a)	10,836	2,044,861
Pharmaceuticals 1.7%
Ligand Pharmaceuticals, Inc.(a)	9,498	1,896,276
Total Health Care		10,534,866
Industrials 18.0%
Aerospace & Defense 5.2%
ATI, Inc.(a)	21,732	3,161,137
Kratos Defense & Security Solutions, Inc.(a)	37,342	2,632,984
Total		5,794,121

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
Zurn Elkay Water Solutions Corp.	57,117	2,561,126
Commercial Services & Supplies 0.7%
HNI Corp.	23,756	793,213
Construction & Engineering 3.0%
Primoris Services Corp.	23,653	3,383,325
Electrical Equipment 2.0%
Regal Rexnord Corp.	11,995	2,246,184
Ground Transportation 2.2%
Knight-Swift Transportation Holdings, Inc.	42,474	2,445,653
Machinery 2.5%
Atmus Filtration Technologies, Inc.	49,632	2,817,609
Professional Services 0.1%
Alight, Inc., Class A	312,726	182,225
Total Industrials		20,223,456
Information Technology 11.6%
Communications Equipment 5.5%
Extreme Networks, Inc.(a)	132,363	1,996,034
Viavi Solutions, Inc.(a)	126,271	4,202,299
Total		6,198,333
Electronic Equipment, Instruments & Components 1.0%
Crane NXT Co.	27,308	1,108,432
Semiconductors & Semiconductor Equipment 5.1%
Kulicke & Soffa Industries, Inc.	28,375	1,864,805
MACOM Technology Solutions Holdings, Inc.(a)	17,194	3,818,271
Total		5,683,076
Total Information Technology		12,989,841
Materials 4.6%
Chemicals 3.6%
Chemours Co. (The)	110,471	2,433,676
Minerals Technologies, Inc.	22,299	1,581,445
Total		4,015,121
Containers & Packaging 1.0%
O-I Glass, Inc.(a)	108,244	1,137,645
Total Materials		5,152,766
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.1%
Health Care REITs 2.0%
Sabra Health Care REIT, Inc.	115,331	2,217,815
Industrial REITs 1.2%
First Industrial Realty Trust, Inc.	23,538	1,361,673
Specialized REITs 3.9%
Gaming and Leisure Properties, Inc.	26,636	1,181,840
Outfront Media, Inc.	118,840	3,149,260
Total		4,331,100
Total Real Estate		7,910,588
Utilities 3.1%
Electric Utilities 3.1%
Portland General Electric Co.	66,766	3,523,242
Total Utilities		3,523,242
Total Common Stocks (Cost $80,310,809)		110,445,489

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(e),(f)	1,724,060	1,723,371
Total Money Market Funds (Cost $1,723,512)		1,723,371
Total Investments in Securities (Cost: $82,034,321)		112,168,860
Other Assets & Liabilities, Net		(127,046)
Net Assets		112,041,814
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	1,228,572	4,662,652	(4,167,712)	(141)	1,723,371	(113)	15,480	1,724,060
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2026

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1QT7022_(05/26)